CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Current Assets:
Cash and cash equivalents	$ 893,598	$ 326,561
Accounts receivable (less allowance for doubtful accounts of $30,000 in 2020 and 2019)	554,587	691,436
Prepaid expenses and other current assets	239,472	80,728
Total Current Assets	1,687,657	1,098,725
Property and Equipment:
Property and equipment	7,845,423	6,894,087
Less-Accumulated depreciation	(5,543,822)	(4,705,256)
Net Property and Equipment	2,301,601	2,188,831
Other Assets:
Goodwill	3,015,700	3,015,700
Operating lease right-of-use assets	241,911	324,267
Other assets	49,310	65,433
Intangible assets, net	455,935	649,934
Total Other Assets	3,762,856	4,055,334
Total Assets	7,752,114	7,342,890
Current Liabilities:
Accounts payable and accrued expenses	979,552	906,716
Dividend payable	1,115,674	970,997
Deferred revenue	461,893	432,942
Line of Credit	24	75,000
Finance leases payable	168,139
Finance leases payable related party	1,149,403	833,148
Operating lease liabilities short term	104,549	101,505
Note payable	374,871	350,000
Total Current Liabilities	4,354,105	3,670,308
Note payable long term	107,106
Operating lease liabilities long term	147,525	231,312
Finance leases payable, long term	247,677
Finance leases payable related party, long term	974,743	1,713,122
Total Long-Term Liabilities	1,477,051	1,944,434
Total Liabilities	5,831,156	5,614,742
Stockholders' Equity
Preferred stock, Series A par value $.001; 10,000,000 shares authorized; 1,401,786 shares issued and outstanding in each year	1,402	1,402
Common stock, par value $.001; 250,000,000 shares authorized; 128,539,418 and 128,439,418 shares issued and outstanding in 2020 and 2019, respectively	128,539	128,439
Additional paid in capital	17,620,459	17,456,431
Accumulated deficit	(15,734,737)	(15,790,076)
Total Data Storage Corp Stockholders' Equity	2,015,663	1,796,196
Non-controlling interest in consolidated subsidiary	(94,705)	(68,048)
Total Stockholder's Equity	1,920,958	1,728,148
Total Liabilities and Stockholders' Equity	$ 7,752,114	$ 7,342,890